Debt Investment Maturities (Detail) $ in Millions	Jun. 30, 2015 USD ($)
Cost Basis
Due in one year or less	$ 53,616
Due after one year through five years	33,260
Due after five years through 10 years	3,180
Due after 10 years	1,547
Total	91,603
Estimated Fair Value
Due in one year or less	53,645
Due after one year through five years	33,336
Due after five years through 10 years	3,161
Due after 10 years	1,597
Total	$ 91,739